CONSOLIDATED BALANCE SHEETS -10Q - USD ($)		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash		$ 3,828,963		$ 2,673,541
Accounts receivable, net		16,628,748		17,139,944		$ 11,875,176
Inventory		24,019,013		25,258,369		24,419,654
Contract assets		1,392,007		1,402,788		877,904
Prepaid expenses and other current assets		2,134,045		2,428,223		1,955,907
Total current assets		48,002,776		48,902,865		42,844,307
Property and equipment, net		19,861,909		19,503,485		28,101,471
Intangible assets, net		34,668,042		36,282,609		39,180,664
Right of use assets, net		15,704,511		16,407,566		1,460,206
Goodwill		22,680,084		22,680,084		22,680,084
Other non-current assets		1,693,603		1,855,605		357,118
TOTAL ASSETS		142,610,925		145,632,214		134,623,850
CURRENT LIABILITIES:
Accounts payable		15,807,557		8,608,554		7,744,957
Accrued expenses		6,570,507		6,749,890		5,074,006
Contract liabilities		5,854,696		5,284,285		6,359,449
Line of credit, current portion		8,699,609		7,426,814		4,473,489
Notes payable, current portion				3,201,136		5,690,524
Convertible note payable, current portion		471,311		0
Financing lease obligation, current portion		764,267		725,302		649,343
Operating lease obligation, current portion		1,518,842		1,318,885		428,596
Total current liabilities		46,412,261		33,314,866		30,420,364
Notes payable, net of current portion		2,144,048		4,266,350		8,426,105
Line of credit, net of current portion		4,058,411		7,215,520		5,640,051
Financing lease obligations, net of current portion		14,195,602		14,592,813		15,319,467
Operating lease obligations, net of current portion		14,447,193		15,262,494		1,066,562
Deferred tax liability		333,708		988,150		1,861,165
TOTAL LIABILITIES		81,591,223		75,640,193		63,133,806
Commitment and contingencies (Note 7)
STOCKHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital		143,072,462	[1]	141,723,921	[1]	130,348,267
Accumulated deficit	[1]	(82,055,404)		(71,734,395)
Total stockholders equity		61,019,702	[2]	69,992,021	[1]	71,491,476	[2]
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		142,610,925		145,632,214		134,623,850
Nonrelated Party
CURRENT LIABILITIES:
Notes payable, current portion		6,170,472		3,201,136
Related Party
CURRENT LIABILITIES:
Notes payable, current portion		555,000		0
Series B Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock		3	[1]	5	[1]	$ 5
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	[1]	2,397		2,230
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	[1]	91		107
Class C Common Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock	[1]	$ 153		$ 153

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.
[2]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.